Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	2 Months Ended	6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended		4 Months Ended	12 Months Ended		6 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2010 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2010 Eliminations TransUnion Corp-Predecessor
Cash flows from operating activities:
Net income (loss)		$ 10.8	$ 23.3	$ 47.9	$ (52.4)	$ 48.8	$ 44.9	$ (54.9)	$ 40.8	$ 36.6	$ 25.4	$ 61.5	$ (51.8)	$ 42.9	$ 37.6	$ 10.0	$ 20.0	$ 14.3	$ 28.5	$ 32.4	$ 18.0	$ 69.7	$ 65.3	$ (124.6)	$ (108.9)
Less: income (loss) from discontinued operations, net of tax	0					(0.5)	8.2															(0.5)	8.2
Income (loss) from continuing operations					(52.4)	49.3	36.7	(52.4)	40.8	36.6				42.9	37.6		20.0	14.3				70.2	57.1	(124.6)	(108.9)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Depreciation and amortization		29.0	90.5	115.0	29.2	85.3	81.6				71.1	91.3	19.8	60.9	56.9	5.9	17.1	18.2	12.2	16.0	3.5	7.3	6.5
Loss on early extinguishment of debt						59.3	11.0							59.3	11.0
Stock-based compensation				2.3	2.0	4.6	28.7					2.2	1.8	4.1	28.7		0.1				0.2	0.4
Deferred financing fees					3.9	4.2	17.1						3.9	4.2	17.1
Provision (benefit) for losses on trade accounts receivable				(1.9)	3.1	1.9	1.5						0.4	1.0	1.0	2.5	0.3	(0.1)		0.2	0.2	0.6	0.6
Change in control transaction fees				0.4	20.9		27.7	20.9							27.7
Equity in net income of affiliates, net of dividends				1.3	(3.7)	(3.4)	(3.5)					1.4	(2.4)	(1.9)	(1.0)					(0.1)	(1.3)	(1.5)	(2.5)
Deferred taxes				11.8	(18.3)	(3.5)	12.7	(17.6)	(0.1)			(12.1)		(4.6)	7.9		1.1	0.5		4.3	(0.7)	0.1	4.3
Loss (gain) on sale or exchange of property					0.1	(0.3)	(3.8)						0.1		(3.9)		(0.3)						0.1
Amortization of 11.375% notes purchase accounting fair value adjustment				(10.8)								(10.8)
Other				2.6	(0.7)	2.8	(0.5)	(0.1)		(0.3)		(0.5)	(0.6)	0.3	(0.4)		1.8			3.1	(0.1)	0.7	0.1		0.1
Equity in net (income) loss from subsidiaries								51.8	(42.9)	(37.6)		(54.0)	(25.5)	(81.7)	(71.3)									124.6	108.9
Dividends received from subsidiaries										1,087.2					23.4										(1,110.6)
Changes in assets and liabilities:
Trade accounts receivable				(1.0)	(24.7)	(11.6)	(12.6)					2.3	(11.3)	(4.2)	(5.3)	(7.0)	(2.8)	(4.2)		(5.4)	(6.4)	(4.6)	(3.1)
Other current and long-term assets				2.8	1.5	(3.3)	(2.1)	(34.3)	(49.1)	34.2		(27.4)	47.9	5.3	(20.7)	(15.8)	14.0	(15.4)		(13.8)	3.7	26.5	(0.5)		0.3
Trade accounts payable				(1.2)	1.6	14.9	9.0	(0.1)	0.1			5.6	(5.8)	6.4	4.8	6.2	5.3	5.4		(3.4)	1.3	3.1	(1.2)
Other current and long-term liabilities				(77.5)	89.9	4.3	1.1	69.1	13.6	0.8		(1.1)	20.0	(14.1)	11.8	2.7		(6.8)		5.6	(1.9)	4.8	(4.4)		(0.3)
Cash provided by (used in) operating activities of continuing operations						204.5	204.6		(37.6)	1,120.9				77.9	125.3		56.6	11.9				107.6	57.0		(1,110.5)
Cash used in operating activities of discontinued operations						(1.3)	(4.2)															(1.3)	(4.2)
Cash provided by (used in) operating activities		11.3	94.2	91.7	52.4	203.2	200.4	34.8	(37.6)	1,120.9	39.5	58.4	(3.5)	77.9	125.3	4.5	56.6	11.9	31.6	38.9	16.5	106.3	52.8		(1,110.5)
Cash flows from investing activities:
Capital expenditures for property and equipment		(7.4)	(30.2)	(48.8)	(20.4)	(74.0)	(46.8)				(20.8)	(36.9)	(15.6)	(60.0)	(26.0)	(3.6)	(5.3)	(11.9)	(2.8)	(5.0)	(1.2)	(8.7)	(8.9)
Investments in trading securities		(0.1)	(1.4)	(0.5)	(1.1)	(1.2)	(1.3)				(1.4)	(0.5)	(1.1)	(1.2)	(1.3)
Proceeds from sale of trading securities			2.2		1.1	9.9	1.3				2.2		1.1	9.9	1.3
Proceeds from sale and redemption of investments in available-for-sale securities						0.2	114.4			114.4							0.2
Investments in held-to-maturity securities						(6.3)																(6.3)
Proceeds from held-to-maturity securities						6.3	4.9															6.3	4.9
Proceeds from sale of assets of discontinued operations							10.6																10.6
Acquisitions and purchases of noncontrolling interests, net of cash acquired		(10.5)	(30.3)	(14.2)	(0.1)	(105.2)	(14.0)								(3.1)		(50.7)		(30.3)	(14.2)	(0.1)	(54.5)	(14.0)		3.1
Acquisition related deposits				3.7		(8.6)														3.7		(8.6)
Proceeds from notes receivable													22.6							3.9
Issuance of notes receivable																					(4.1)
Proceeds from sale of other assets			4.2		0.2						0.9					0.2			0.1
Issuance of intercompany notes											(32.0)
Proceeds from repayment of intercompany notes											19.5
Other			1.1	(1.4)	0.7	(2.7)	1.3							(2.5)	16.5	(0.3)			1.1	(1.5)	1.0	(0.2)	0.3		(15.5)
Other					0.9											(0.1)					1.0
Cash (used in) provided by investing activities		(18.0)	(54.4)	(61.2)	(19.6)	(181.6)	70.4	0		114.4	(31.6)	(37.4)	7.0	(53.8)	(12.6)	(3.7)	(55.8)	(11.9)	(31.9)	(13.1)	(4.4)	(72.0)	(7.1)		(12.4)
Cash flows from financing activities:
Proceeds from senior secured credit facility			923.4			950.0	950.0				923.4			950.0	950.0
Proceeds from issuance of 11.375% notes							645.0								645.0
Extinguishment of senior secured credit facility			(923.4)			(945.2)					(923.4)			(945.2)
Proceeds from RFC loan							16.7			16.7
Prepayment fee on early extinguishment of senior secured term loan						(9.5)								(9.5)
Proceeds from revolving line of credit							15.0								15.0
Repayments of debt		(2.4)	(5.8)	(17.2)	(14.6)	(11.7)	(609.5)	(10.3)	(3.9)	(89.1)	(4.8)	(21.0)	(2.5)	(7.1)	(520.4)	(0.9)	(0.7)		(1.0)	(0.1)	(23.5)		(15.5)		15.5
Treasury stock purchases					(1.3)	(0.2)	(5.4)	(1.3)	(0.2)	(5.4)
Distribution of merger consideration					(1.3)	(4.3)	(1,178.6)	(1.3)	(4.3)	(1,178.6)
Debt financing fees			(3.2)		(6.1)	(11.3)	(85.5)				(3.2)		(6.1)	(11.3)	(85.5)
Change in control transaction fees		(0.3)		(0.4)	(20.9)		(27.7)	(20.9)							(27.7)
Dividends to Parent															(1,087.2)								(23.4)		1,110.6
Proceeds from issuance of debt													4.1
Distributions to noncontrolling interests		(0.3)	(1.1)	(7.2)		(8.5)	(8.6)												(1.1)	(7.2)		(8.5)	(8.6)
Dividends to noncontrolling interests					(0.4)																(0.4)
Dividends to TransUnion Holding			(49.1)	(27.9)
Stockholder contribution				80.8		0.3																0.3
Proceeds from intercompany notes																			32.0
Repayment of intercompany notes																			(19.5)
Other		0.1	0.1		(1.7)	(0.8)	(1.9)	(1.7)	(0.8)	0.1	0.1				(1.9)						0.1		3.1		(3.2)
Other					(0.4)			(0.4)													0.1
Cash (used in) provided by financing activities		(2.9)	(59.1)	28.1	(45.0)	(41.2)	(290.5)	(34.2)	(9.2)	(1,256.3)	(7.9)	(21.0)	(4.5)	(23.1)	(112.7)	(0.9)	(0.7)		10.4	(7.3)	(23.8)	(8.2)	(44.4)		1,122.9
Effect of exchange rate changes on cash and cash equivalents		(0.8)	(4.8)	(0.7)	0.8	(3.8)	1.8												(4.8)	(0.7)	0.8	(3.8)	1.8
Net change in cash and cash equivalents		(10.4)	(24.1)	57.9	(11.4)	(23.4)	(17.9)	0.6	(46.8)	(21.0)			(1.0)	1.0		(0.1)	0.1		5.3	17.8	(10.9)	22.3	3.1
Cash and cash equivalents, beginning of period		96.4	154.3	96.4	107.8	131.2	149.1	34.6	81.4	102.4	0		1.0	0		0.1	0		79.0	61.2	72.1	49.8	46.7	0
Cash and cash equivalents, end of period		$ 86.0	$ 130.2	$ 154.3	$ 96.4	$ 107.8	$ 131.2	$ 35.2	$ 34.6	$ 81.4	$ 0	$ 0	$ 0	$ 1.0	$ 0	$ 0	$ 0.1	$ 0	$ 84.3	$ 79.0	$ 61.2	$ 72.1	$ 49.8	$ 0	$ 0